CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	$ (3,721)	¥ (25,911)	¥ 40,518	¥ 7,923
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property and equipment	603	4,195	1,585	487
Amortization of intangible assets	5	36	18
Sharebased compensation expenses	13,096	91,171	5,111	4,888
Allowance for doubtful accounts	1,437	10,004	2,570
Exchange (gains) /losses	6	40	(275)
Fair value changes of shortterm investments	(264)	(1,837)	(3,498)	(334)
Share of loss from equity method investments			2,794	549
Disposal gain on a subsidiary	(1,645)	(11,454)
Rental, interest and payroll expense contributed by a shareholder	34	242	1,298	1,401
Content cost contributed by a noncontrolling shareholder			1,011
Deferred income tax	(443)	(3,085)	(252)	(54)
Changes in operating assets and liabilities:
Accounts receivable	(52,540)	(365,770)	(121,538)	(60,803)
Receivables due from related parties	920	6,403	(8,727)	(2,134)
Prepayments and other current assets	(4,959)	(34,522)	(6,950)	(5,231)
Accounts payable	17,113	119,135	9,779	10,491
Salary and welfare payables	2,092	14,561	24,619	9,899
Taxes payable	2,647	18,428	7,421	9,157
Deferred revenue	565	3,934	681	3,546
Amounts due to related parties	(284)	(1,979)	1,181	798
Accrued liabilities and other payables	2,509	17,472	(2,944)	7,973
Net cash used in operating activities	(22,829)	(158,937)	(45,598)	(11,444)
Cash flows from investing activities:
Purchase of property and equipment	(666)	(4,639)	(16,402)	(392)
Purchase of intangible assets	(20)	(137)	(273)
Purchase of shortterm investments	(117,419)	(817,450)	(544,601)	(130,000)
Proceeds from maturities of shortterm investments	126,171	878,376	504,982	28,000
Investment in equity method investment	(6,093)	(42,417)		(3,500)
Net cash paid upon disposal of a subsidiary	(575)	(4,005)
Cash received from disposal of a equity investee	23	157
Net cash (used in)/provided by investing activities	1,421	9,885	(56,294)	(105,892)
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs	15,663	109,045
Proceeds from loans provided by a third party	1,187	8,266
Repayments of loans provided by a third party	(1,219)	(8,483)
Proceeds from loans provided by a shareholder				8,500
Repayments of loans provided by a shareholder			(979)	(7,521)
Capital injection from shareholders				10,000
Proceeds from issuance of Series C1 preferred shares			100,000	152,000
Proceeds from issuance of Series D preferred shares, net of issuance cost	24,383	169,750
Share repurchase	(335)	(2,333)
Cash paid to acquire a non-controlling interest	(690)	(4,803)
Proceeds from issuance of convertible redeemable preferred shares to noncontrolling shareholders			5,695
Capital injection from non-controlling interest shareholders	990	6,895
Net cash provided by financing activities	39,979	278,337	104,716	162,979
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	(54)	(376)	501
Net increase in cash, cash equivalents and restricted cash	18,517	128,909	3,325	45,643
Cash, cash equivalents and restricted cash at beginning of the year	7,034	48,968	45,643
Cash, cash equivalents and restricted cash at end of the year	25,551	177,877	48,968	45,643
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	(2,519)	(17,538)	(11,944)	(313)
Cash paid for interest expense	(11)	(78)	(92)	(6)
Supplemental schedule of noncash investing and financing activities:
Property and equipment purchases financed by other payable	18	122	123
Rental, interest and payroll expense contributed by a shareholder	34	242	1,298	1,401
Content cost contributed by a noncontrolling shareholder			1,011
Accretions of convertible redeemable preferred shares to redemption value	64,513	449,130	120,060	2,834
Accretion on redeemable noncontrolling interests to redemption value	260	1,808	¥ 1,025	¥ 0
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares	3,848	26,787
Re-designation of ordinary shares into Series B-3 convertible redeemable preferred shares	5,917	41,196
Re-designation of ordinary shares into Series B-4 convertible redeemable preferred shares	5,146	35,822
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3, and issuance of Series A-1, A-2, B-1, B-2, B-3 preferred shares	44,526	309,984
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares	5,311	36,977
Re-designation of Preferred Shares into Class A ordinary shares upon initial public offering	269,793	1,878,247
Accrued listing expense for the initial public offering	$ 3,276	¥ 22,807